Marketable securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Cash Cash Equivalents And Marketable Securities [Text Block]

8. Marketable securities:

Marketable securities are classified as available-for-sale securities and are recorded at fair market value. Unrealized gains and losses are recorded as other comprehensive income in shareholder’s equity, net of income tax effects.

For the year ended December 31, 2010, 2011 and 2012 marketable securities amounted respectively to $23,160,000, $21,036,000 and $6,413,000.

As of December 31, 2010, December 31, 2011 and December 31, 2012 there were no unrealized gains or losses.

(in thousands of U.S dollars)	Fair value		Value at cost		Unrealized Gains (Losses)
	2011	2012	2011	2012	2011	2012
Credit Agricole securities	17,802	6,413	17,802	6,413	-	-
HSBC securities	3,233	-	3,233	-	-	-
Total	21,035	6,413	21,035	6,413	-	-

Gross realized gains on sales of these available-for-sale securities amounted to $74,000, $41,000 and $6,000 for the years ended December 31, 2010, 2011 and 2012 respectively.

(in thousands of U.S dollars)	Proceeds from sales		Purchase of securities		Gross gains (Losses)
	2011	2012	2011	2012	2011	2012
Credit Agricole securities	5,775	15,143	8,062	3,573	10	3
HSBC securities	20,607	3,216	16,953	-	31	3
Total	26,382	18,359	25,015	3,573	41	6